Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-RetailPRO - FidelityAdvisorValueStrategiesFund-RetailPRO - Fidelity Advisor Value Strategies Fund	Jan. 28, 2023
Fidelity Value Strategies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.37%)
Past 5 years	8.23%
Past 10 years	10.29%
Fidelity Value Strategies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.95%)
Past 5 years	6.78%
Past 10 years	8.72%
Fidelity Value Strategies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.15%)
Past 5 years	6.18%
Past 10 years	8.00%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%